Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
2022 Pay Versus Performance

The Pay Versus Performance Table below discloses the relationship between the compensation actually paid to our NEOs and the company’s financial performance during the year ended December 31, 2022.
					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($)	ESRT Total Shareholder Return(5) ($)	Peer Group Total Shareholder Return (NAREIT Office)(6) ($)	Net Income (Loss) (in thousands) ($)	Core FFO Per Share(7) ($)
2022	8,392,821	6,473,365	3,420,528	2,528,900	51.00	62.07	63,212	0.90
2021	7,920,132	(143,619)	3,080,479	1,097,437	66.07	99.50	(13,037)	0.70
2020	10,142,584	9,757,454	2,909,652	2,925,831	68.49	81.56	(22,887)	0.62

(1)
Summary Compensation Table Total for PEO — The amounts in this column are the amounts of total compensation reported in the “Total” column of the Summary Compensation Table for Mr. Malkin, our Chairman, President and CEO, for the covered years.

(2)
Compensation Actually Paid to PEO — The amounts in the following table represent each of the amounts deducted and added to the equity award values for Mr. Malkin for the applicable year for purposes of computing the “compensation actually paid” amounts appearing in these columns of the Pay Versus Performance Table:

Year	Summary Compensation Table Total for PEO ($)	Grant Date Fair Value of Equity Awards Granted During Applicable Year(a) ($)	Equity Award Adjustments for PEO(b) ($)	Compensation Actually Paid ($)
2022	8,392,821	(5,946,860)	4,027,404	6,473,365
2021	7,920,132	(7,160,805)	(902,946)	(143,619)
2020	10,142,584	(9,492,186)	9,107,056	9,757,454

(a)
Represents the grant date fair value of the equity awards to our PEO, as reported in the “Stock Award” column in the Summary Compensation Table for each applicable year.

(b)
Represents the year-over-year change in the fair value of equity awards to our PEO, as itemized in the table below. No awards vested in the year they were granted.

Year	Year-End Fair Value of Equity Awards Granted During Applicable Year ($)	Change in Fair Value as of Year- End of Any Prior Year Awards that Remain Un-vested as of Year-End ($)	Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year ($)	Fair Value of Stock Awards Forfeited during the Covered Year ($)	Dollar Value of Dividends and Dividend Equivalent Rights Paid on Unvested Equity Awards During Applicable Year(i) ($)	Total Equity Award Adjustments ($)
2022	5,300,490	(212,271)	(427,668)	(778,468)	145,322	4,027,404
2021	4,500,590	(4,210,372)	308,662	(1,637,942)	136,116	(902,946)
2020	10,641,332	(1,861,570)	71,985	(42,233)	297,542	9,107,056

(i)
Represents dividends paid or accrued on stock awards in 2022 prior to the vesting date(s) that are not otherwise reflected in the Compensation Actually Paid to the PEO.

(3)
Average Summary Compensation Table Total for Non-PEO NEOs — The amounts in this column are the average amounts of total compensation reported in the “Total” column of the Summary Compensation Table for our NEOs other than Mr. Malkin for the covered years. For all covered years, our NEOs other than Mr. Malkin were Ms. Chiu and Messrs. Durels and Keltner.

(4)
Average Compensation Actually Paid to Non-PEO NEOs — The amounts in the following table represent each of the average amounts deducted and added to the equity award values for the Non-PEO NEOs for the applicable year for purposes of computing the average “compensation actually paid” amounts appearing in these columns of the Pay Versus Performance Table:

Year(a)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Grant Date Fair Value of Equity Awards Granted During Applicable Year(b) ($)	Average Equity Award Adjustments for Non-PEO NEOs(c) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	3,420,528	2,194,365	1,302,850	2,528,900
2021	3,080,479	1,962,617	303,783	1,097,437
2020	2,909,652	2,036,281	2,289,752	2,925,831

(a)
For all covered years, our non-PEO NEOs were Ms. Chiu and Messrs. Durels and Keltner.

(b)
Represents the average grant date fair value of the equity awards to our Non-PEO NEOs, based on the average of the amounts reported for the Non-PEO NEOs in the “Stock Award” column in the Summary Compensation Table for each applicable year.

(c)
Represents the average year-or-year change in the fair value of equity awards to our Non-PEO NEOs, as itemized in the table below.

Year	Average Year-End Fair Value of Equity Awards Granted During Applicable Year ($)	Average Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Un-vested as of Year-End ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year ($)	Fair Value of Stock Awards Forfeited during the Covered Year ($)	Average Dollar Value of Dividends and Dividend Equivalent Rights Paid on Unvested Equity Awards During Applicable Year(i) ($)	Average Total Equity Award Adjustments ($)
2022	1,560,034	(178,152)	384,946	(32,116)	(469,959)	38,097	1,302,850
2021	1,446,771	(928,143)	—	74,984	(325,478)	35,649	303,783
2020	2,646,599	(434,985)	—	15,452	(9,133)	71,819	2,289,752

(i)
Represents the average dividends paid or accrued on stock awards in 2022 prior to the vesting date(s) that are not otherwise reflected in the Average Compensation Actually Paid to the Non-PEO NEOs.

(5)
The amounts in this column represent cumulative total return on our company’s Class A common stock, assuming $100 invested on December 31, 2019, with quarterly investment of dividends before consideration of income taxes and without the payment of any commissions.

(6)
FTSE NAREIT US Office Index.

(7)
See page 83 for a reconciliation of Core FFO per Share to the most directly comparable GAAP measure.

Company Selected Measure Name	Core FFO Per Share
Named Executive Officers, Footnote [Text Block]
(1)
Summary Compensation Table Total for PEO — The amounts in this column are the amounts of total compensation reported in the “Total” column of the Summary Compensation Table for Mr. Malkin, our Chairman, President and CEO, for the covered years.
(3)
Average Summary Compensation Table Total for Non-PEO NEOs — The amounts in this column are the average amounts of total compensation reported in the “Total” column of the Summary Compensation Table for our NEOs other than Mr. Malkin for the covered years. For all covered years, our NEOs other than Mr. Malkin were Ms. Chiu and Messrs. Durels and Keltner.

Peer Group Issuers, Footnote [Text Block]	(6) FTSE NAREIT US Office Index.
PEO Total Compensation Amount	$ 8,392,821	$ 7,920,132	$ 10,142,584
PEO Actually Paid Compensation Amount	$ 6,473,365	(143,619)	9,757,454
Adjustment To PEO Compensation, Footnote [Text Block]
(1)
Summary Compensation Table Total for PEO — The amounts in this column are the amounts of total compensation reported in the “Total” column of the Summary Compensation Table for Mr. Malkin, our Chairman, President and CEO, for the covered years.

(2)
Compensation Actually Paid to PEO — The amounts in the following table represent each of the amounts deducted and added to the equity award values for Mr. Malkin for the applicable year for purposes of computing the “compensation actually paid” amounts appearing in these columns of the Pay Versus Performance Table:

Year	Summary Compensation Table Total for PEO ($)	Grant Date Fair Value of Equity Awards Granted During Applicable Year(a) ($)	Equity Award Adjustments for PEO(b) ($)	Compensation Actually Paid ($)
2022	8,392,821	(5,946,860)	4,027,404	6,473,365
2021	7,920,132	(7,160,805)	(902,946)	(143,619)
2020	10,142,584	(9,492,186)	9,107,056	9,757,454

(a)
Represents the grant date fair value of the equity awards to our PEO, as reported in the “Stock Award” column in the Summary Compensation Table for each applicable year.

(b)
Represents the year-over-year change in the fair value of equity awards to our PEO, as itemized in the table below. No awards vested in the year they were granted.

Year	Year-End Fair Value of Equity Awards Granted During Applicable Year ($)	Change in Fair Value as of Year- End of Any Prior Year Awards that Remain Un-vested as of Year-End ($)	Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year ($)	Fair Value of Stock Awards Forfeited during the Covered Year ($)	Dollar Value of Dividends and Dividend Equivalent Rights Paid on Unvested Equity Awards During Applicable Year(i) ($)	Total Equity Award Adjustments ($)
2022	5,300,490	(212,271)	(427,668)	(778,468)	145,322	4,027,404
2021	4,500,590	(4,210,372)	308,662	(1,637,942)	136,116	(902,946)
2020	10,641,332	(1,861,570)	71,985	(42,233)	297,542	9,107,056

(i)
Represents dividends paid or accrued on stock awards in 2022 prior to the vesting date(s) that are not otherwise reflected in the Compensation Actually Paid to the PEO.

Non-PEO NEO Average Total Compensation Amount	$ 3,420,528	3,080,479	2,909,652
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,528,900	1,097,437	2,925,831
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
Average Summary Compensation Table Total for Non-PEO NEOs — The amounts in this column are the average amounts of total compensation reported in the “Total” column of the Summary Compensation Table for our NEOs other than Mr. Malkin for the covered years. For all covered years, our NEOs other than Mr. Malkin were Ms. Chiu and Messrs. Durels and Keltner.

(4)
Average Compensation Actually Paid to Non-PEO NEOs — The amounts in the following table represent each of the average amounts deducted and added to the equity award values for the Non-PEO NEOs for the applicable year for purposes of computing the average “compensation actually paid” amounts appearing in these columns of the Pay Versus Performance Table:

Year(a)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Grant Date Fair Value of Equity Awards Granted During Applicable Year(b) ($)	Average Equity Award Adjustments for Non-PEO NEOs(c) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	3,420,528	2,194,365	1,302,850	2,528,900
2021	3,080,479	1,962,617	303,783	1,097,437
2020	2,909,652	2,036,281	2,289,752	2,925,831

(a)
For all covered years, our non-PEO NEOs were Ms. Chiu and Messrs. Durels and Keltner.

(b)
Represents the average grant date fair value of the equity awards to our Non-PEO NEOs, based on the average of the amounts reported for the Non-PEO NEOs in the “Stock Award” column in the Summary Compensation Table for each applicable year.

(c)
Represents the average year-or-year change in the fair value of equity awards to our Non-PEO NEOs, as itemized in the table below.

Year	Average Year-End Fair Value of Equity Awards Granted During Applicable Year ($)	Average Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Un-vested as of Year-End ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year ($)	Fair Value of Stock Awards Forfeited during the Covered Year ($)	Average Dollar Value of Dividends and Dividend Equivalent Rights Paid on Unvested Equity Awards During Applicable Year(i) ($)	Average Total Equity Award Adjustments ($)
2022	1,560,034	(178,152)	384,946	(32,116)	(469,959)	38,097	1,302,850
2021	1,446,771	(928,143)	—	74,984	(325,478)	35,649	303,783
2020	2,646,599	(434,985)	—	15,452	(9,133)	71,819	2,289,752

(i)
Represents the average dividends paid or accrued on stock awards in 2022 prior to the vesting date(s) that are not otherwise reflected in the Average Compensation Actually Paid to the Non-PEO NEOs.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Other Financial Performance Measures
The following measures represent the most important financial performance measures used by the company to link compensation actually paid to that of our NEOs to company performance, each as described more fully on pages 38 through 44:
◗
Relative TSR (Nareit Office Index)

◗
Core FFO per share

◗
Same-store cash NOI (excluding Observatory)

◗
G&A expense as a percentage of revenues

◗
Net debt to Adj. EBITDA

In addition to financial results for these measures that are reported in accordance with GAAP, we report certain measures on a non-GAAP basis. These measures are not in accordance with, or a substitute for, GAAP, and our financial measures may differ from the non-GAAP financial measures used by other companies. Please see pages 82-83 a reconciliation of non-GAAP measures to the most directly comparable GAAP measure.

Total Shareholder Return Amount	$ 51	66.07	68.49
Peer Group Total Shareholder Return Amount	62.07	99.5	81.56
Net Income (Loss)	$ 63,212,000	$ (13,037,000)	$ (22,887,000)
Company Selected Measure Amount	0.9	0.7	0.62
PEO Name	Mr. Malkin
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR (Nareit Office Index)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Core FFO per share
Non-GAAP Measure Description [Text Block]	(7) See page 83 for a reconciliation of Core FFO per Share to the most directly comparable GAAP measure.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Same-store cash NOI (excluding Observatory)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	G&A expense as a percentage of revenues
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Net debt to Adj. EBITDA
PEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,946,860)	$ (7,160,805)	$ (9,492,186)
PEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,027,404	(902,946)	9,107,056
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,300,490	4,500,590	10,641,332
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(212,271)	(4,210,372)	(1,861,570)
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(427,668)	308,662	71,985
PEO [Member] | Fair Value Of Stock Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(778,468)	(1,637,942)	(42,233)
PEO [Member] | Dividends Or Other Earnings Paid On Unvested Equity Awards During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	145,322	136,116	297,542
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,194,365	1,962,617	2,036,281
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,302,850	303,783	2,289,752
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,560,034	1,446,771	2,646,599
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(178,152)	(928,143)	(434,985)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(32,116)	74,984	15,452
Non-PEO NEO [Member] | Fair Value Of Stock Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(469,959)	(325,478)	(9,133)
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Unvested Equity Awards During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	38,097	$ 35,649	$ 71,819
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 384,946